UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska       68130

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

17605 Wright StreetStreet, Omaha, Nebraska 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:   1/31/13

Item 1.  Reports to Stockholders.

Astor Active Income ETF Fund

Astor Long/Short ETF Fund

Astor S.T.A.R. ETF Fund

Semi-Annual Report

January 31, 2013

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

March 21, 2013

Dear Shareholder,

This past quarter was good for Astor’s three funds as performance gains were seen across them all.

The Astor Long/Short ETF Fund (“Long/Short Fund”) returned 3.93% for the six month period ending 1/31/13.  The fund came into the third quarter modestly long with a target beta of 0.40 to the broad market (i.e. S&P 500 Index). While the market managed to continue its mid-summer rally, the economic picture flattened out heading into fiscal Q3 and the election. The Long/Short Fund saw a reversal in the beneficial environment of dividend related equities, which had strong outperformance in the prior 3-4 months. This switch led to an underperformance of about half our expected portfolio return versus the S&P 500 during August to September. As the quarter progressed into October, the economy began to improve according to our analysis. We started adding equity exposure to the portfolio, ending October with a 0.55 beta target. A comprehensive realignment in tracking across portfolio holdings was observed in early October. The portfolio finished the quarter tracking more favorably on the downside as the market weakened. As winter hit, moderately improving economic fundamentals equated to an increase in risk exposure which bumped the beta target to 0.60. Our portfolio delivered about half the drawdown and volatility of the S&P 500 during the October through November selloff. We increased risk again marginally in January which was a strong month to open the year.

The Astor S.T.A.R. ETF Fund featuring AlphaDEX® (“S.T.A.R. Fund”) returned 14.12% for the six month period ending 1/3/13.  The fund came into the same period with reduced market exposure for similar reasons. The fund returned approximately half of the S&P 500’s return for August as a result. Moving into September the portfolio increased exposure to equities. During September through October, the S.T.A.R. Fund outperformed the S&P 500 Index. The market posted strong returns for the past two quarters led by a significant rally from the lows on 11/15/12 through the end of January. Our equity exposure in the fund was substantial during the period. The fund was also aided by the overall outperformance of the First Trust AlphaDEX® sector ETFs versus their Dow Jones sector index counterparts. Overall, the combination led to an outperformance to the S&P 500 Index.

The Astor Active Income ETF Fund (“Active Income Fund”) returned 1.73% for the six month period ending 1/31/13.  The fund outperformed the Barclays Aggregate Bond Index as well as Treasuries during the period. Outperformance was aided by strong performance from corporate and credit ETF exposure, even as Treasury markets were weak. The beginning of the year proved positive for the Active Income Fund as a series of tactical moves, including lowering fixed-income duration, moving away from Treasury specific holdings, and increasing equity income exposure, paid off for the fund. The combination of these factors all worked out to create outperformance in relation to the benchmark (Barclays Aggregate Bond Index).

Heading into the election, the markets became skittish as the looming prospects for a Fiscal Cliff resolution became the current concern. The combination of 2% growth and 150-200k jobs added a month caused worries of economic headwinds to exacerbate the Fiscal Cliff issue. Moving into 2013, the markets and economy seem to have shrugged off the Fiscal Cliff result, debt ceiling, and sequestration/spending cuts. The market has moved a long way from recent lows and is chasing down all-time highs. Volatility measures are showing less of a concern by investors, specifically toward credit risks, which we view as a good thing. The economic numbers have not faltered in the face of declining confidence in the government. The consumer and corporate America may be telling us they believe they mean more to this country than the government and can get through this even if the government cannot. Our indicators are not telling us that concern is creeping in yet.

The recovery has been uneven globally, with many countries slowing down and Europe in an expected contraction. However, the view on economic prospects has not been dire. The issues revolve around uncertainty on how to move forward. The administration’s main hurdle to moving forward is dealing with the sequester/spending cuts and soon to be debt ceiling. There is optimism that once we have these measures in place, whatever they may be, the certainty will unlock part of the pent up demand.

Even though growth remains paltry, it has not been stymied by domestic austerity issues. We see the market moving through this situation for now, but that does not mean a normal pull back should not or will not occur. The pullback would be extended if it is accompanied by a retreat in the economic picture.

Best Regards,

The Astor Portfolio Management Team

Opinions and/or forecasts referenced are as of the date of this publication and are subject to changes in market or economic conditions and may not come to pass.

Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety.  Fix income securities are subject to risks including inflationary and interest rate changes, among others.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Beta:  Measures the risk of an investment relative to a market or index.

401131-434/0731-NLD-3/21/2013

ASTOR ACTIVE INCOME ETF FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2013

The Fund's performance figures* for the period ending January 31, 2013, compared to its benchmark:
			Since Inception (1)
	Six Months	One Year
Astor Active Income ETF Fund - Class A Shares	1.73%	4.69%	5.33%
Astor Active Income ETF Fund - Class A Shares With Load	(3.12)%	(0.32)%	1.03%
Astor Active Income ETF Fund - Class C Shares	1.36%	3.77%	4.45%
Barclays U.S. Aggregate Bond Index **	(0.29)%	2.59%	3.94%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   The Fund’s total annual operating expense, after fee waiver and/or reimbursements, are 1.06% for Class A shares, 1.81% for Class C shares per the most recent prospectus.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

(1) Since inception return assumes inception date of November 30, 2011.

**The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety.  Fix income securities are subject to risks including inflationary and interest rate changes, among others.

The Fund's Top Asset Classes are as follows:
Asset Classes		% of Net Assets
Exchange Traded Funds - Debt		85.7%
Exchange Traded Funds - Equity		15.0%
Short-Term Investments		2.1%
Other Cash and Cash Equivalents		-2.8%
Total		100.0%

ASTOR LONG/SHORT ETF FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2013

The Fund's performance figures* for the period ending January 31, 2013, compared to its benchmark:

	Six Months	One Year	Inception (1)	Inception (2)	Inception (3)
Astor Long/Short ETF Fund - Class C Shares	3.59%	3.59%	N/A	0.56%	N/A
Astor Long/Short ETF Fund - Class I Shares	4.07%	4.63%	1.96%	N/A	N/A
Astor Long/Short ETF Fund - Class R Shares	3.92%	4.25%	1.72%	N/A	N/A
Astor Long/Short ETF Fund - Class A Shares	3.93%	4.29%	N/A	N/A	3.91%
Astor Long/Short ETF Fund - Class A Shares With Load	(0.96)%	(0.63)%	N/A	N/A	(0.29)%
S&P 500 Total Return Index **	9.91%	16.78%	12.27%	11.90%	19.57%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, after fee waiver and/or reimbursements, are 2.60%, 1.60%, 1.85%, 1.85% for Class C shares, Class I Shares, Class R Shares and Class A Shares, respectively, per the most recent prospectus.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

(1) Since inception return assumes inception date of October 19, 2009
(2) Since inception return assumes inception date of March 12, 2010.
(3) Since inception return assumes inception date of November 30, 2011.

** The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

	The Fund's Top Asset Classes are as follows:
Asset Classes			% of Net Assets
	Exchange Traded Funds - Equity		54.2%
	Exchange Traded Funds - Debt		33.2%
	Exchange Traded Funds - Commodity		5.1%
	Exchange Traded Funds - Asset Allocation		2.5%
Short-Term Investments			5.7%
	Other Cash and Cash Equivalents		-0.7%
Total			100.0%

ASTOR S.T.A.R. ETF FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2013

The Fund's performance figures* for the period ending January 31, 2013, compared to its benchmark:
			Since Inception (1)
	Six Months	One Year
Astor S.T.A.R. ETF Fund - Class A Shares	14.12%	14.44%	15.38%
Astor S.T.A.R. ETF Fund - Class A Shares With Load	8.65%	8.95%	10.67%
Astor S.T.A.R. ETF Fund - Class C Shares	13.76%	13.63%	14.59%
S&P 500 Total Return Index **	9.91%	16.78%	19.57%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   The Fund’s total annual operating expense, after fee waiver and/or reimbursements, are 1.73% for Class A shares, 2.48% for Class C shares per the most recent prospectus.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

(1) Since inception return assumes inception date of November 30, 2011.

** The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

The Fund's Top Asset Classes are as follows:
Asset Classes		% of Net Assets
Exchange Traded Funds - Equity		93.2%
Exchange Traded Funds - Debt		4.0%
Other Cash and Cash Equivalents		2.8%
Total		100.0%

Astor Active Income ETF Fund
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
	Shares		Value

		EXCHANGE TRADED FUNDS - 100.7%
		DEBT FUNDS - 85.7%
	643	iShares Barclays Intermediate Credit Bond Fund	$ 71,225
	248	iShares Core Total US Bond Market ETF	27,377
	411	iShares Financials Sector Bond Fund	21,721
	869	iShares iBoxx $ High Yield Corporate Bond Fund	81,399
	549	iShares iBoxx Investment Grade Corporate Bond Fund	65,562
	1,829	PowerShares Build America Bond Portfolio	54,943
	883	PowerShares Emerging Markets Sovereign Debt Portfolio	26,843
	2,178	PowerShares Senior Loan Portfolio	54,755
	448	SPDR Nuveen Barclays Build American Bond ETF	27,261
	316	Vanguard Mortgage-Backed Securities ETF	16,429
			447,515
		EQUITY FUNDS - 15.0%
	1,298	Guggenheim Multi-Asset Income ETF	30,270
	778	iShares High Dividend Equity Fund	48,258
			78,528

		TOTAL EXCHANGE TRADED FUNDS (Cost $520,165)	526,043

		SHORT-TERM INVESTMENTS - 2.1%
		MONEY MARKET FUND - 2.1%
	10,892	BlackRock Liquidity Funds T-Fund Portfolio - 0.01%+ (Cost $10,892)	10,892

		TOTAL INVESTMENTS - 102.8% (Cost $531,057) (a)	$ 536,935
		LIABILITIES LESS OTHER ASSETS - (2.8) %	(14,531)
		TOTAL NET ASSETS - 100.0%	$ 522,404

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.
(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $531,057 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 7,040
		Unrealized Depreciation:	(1,162)
		Net Unrealized Appreciation:	$ 5,878

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
	Shares		Value

		EXCHANGE TRADED FUNDS - 95.0%
		ASSET ALLOCATION FUND - 2.5%
	40,913	WisdomTree Emerging Currency Fund *	$ 866,128

		COMMODITY FUNDS - 5.1%
	36,484	PowerShares DB Base Metals Fund *	709,979
	37,162	PowerShares DB Commodity Index Tracking Fund *	1,058,002
			1,767,981
		DEBT FUNDS - 33.2%
	17,747	Guggenheim Enhanced Short Duration Bond ETF	890,012
	31,200	iShares Barclays 1-3 Year Treasury Bond Fund	2,634,216
	15,659	iShares Core Total US Bond Market ETF	1,728,597
	18,430	iShares iBoxx $ High Yield Corporate Bond Fund	1,726,338
	14,360	iShares iBoxx Investment Grade Corporate Bond Fund	1,714,871
	13,387	iShares S&P/Citigroup International Treasury Bond Fund	1,377,522
	44,162	PowerShares Emerging Markets Sovereign Debt Portfolio	1,342,525
			11,414,081
		EQUITY FUNDS - 54.2%
	18,119	Energy Select Sector SPDR Fund	1,401,505
	46,926	First Trust Technology AlphaDEX Fund	1,074,605
	45,839	Guggenheim S&P 500 Equal Weight ETF	2,603,197
	35,613	Industrial Select Sector SPDR Fund	1,427,369
	11,819	iShares Core S&P 500 ETF	1,778,287
	37,862	iShares Core S&P Total US Stock Market ETF	2,589,761
	27,474	iShares Dow Jones US Financial Sector Index Fund	1,773,172
	20,318	iShares Dow Jones US Real Estate Index Fund	1,366,792
	28,870	iShares High Dividend Equity Fund	1,790,806
	12,252	iShares MSCI EAFE Index Fund	722,623
	15,533	iShares MSCI Emerging Markets Index Fund	686,869
	15,988	Vanguard Materials ETF	1,398,950
			18,613,936

		TOTAL EXCHANGE TRADED FUNDS (Cost $31,294,906)	32,662,126

		SHORT-TERM INVESTMENTS - 5.7%
	1,939,126	UB Institutional Trust Deposit 0.15% + (Cost $1,939,126)	1,939,126

		TOTAL INVESTMENTS - 100.7% (Cost $33,234,032) (a)	$ 34,601,252
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %	(239,890)
		TOTAL NET ASSETS - 100.0%	$ 34,361,362

*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.
(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $33,234,032 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 1,412,282
		Unrealized Depreciation:	(45,062)
		Net Unrealized Appreciation:	$ 1,367,220

See accompanying notes to financial statements.

Astor S.T.A.R. ETF Fund
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
	Shares		Value

		EXCHANGE TRADED FUNDS - 97.2%
		DEBT FUNDS - 4.0%
	845	iShares Core Total US Bond Market ETF	$ 93,280

		EQUITY FUNDS - 93.2%
	8,398	First Trust Consumer Discretionary AlphaDEX Fund	203,895
	12,671	First Trust Energy AlphaDEX Fund	277,368
	5,949	First Trust Financial AlphaDEX Fund	100,776
	5,696	First Trust Health Care AlphaDEX Fund	202,379
	9,637	First Trust Industrials/Producer Durables AlphaDEX Fund	201,413
	5,870	First Trust Large Cap Core AlphaDEX Fund	191,714
	7,321	First Trust Materials AlphaDEX Fund	199,424
	4,831	First Trust Mid Cap Core AlphaDEX Fund	191,839
	5,288	First Trust Small Cap Core AlphaDEX Fund	190,527
	8,747	First Trust Technology AlphaDEX Fund	200,306
	606	iShares MSCI EAFE Index Fund	35,742
	791	iShares MSCI Emerging Markets Index Fund	34,978
	1,228	Market Vectors Agribusiness ETF	68,695
	1,498	SPDR S&P Metals & Mining ETF	65,716
			2,164,772

		TOTAL EXCHANGE TRADED FUNDS (Cost $2,102,138)	2,258,052

		SHORT-TERM INVESTMENTS - 2.1%
		MONEY MARKET FUND - 2.1%
	49,763	BlackRock Liquidity Funds T-Fund Portfolio - 0.01% + (Cost $49,763)	49,763

		TOTAL INVESTMENTS - 99.3% (Cost $2,151,901) (a)	$ 2,307,815
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	13,900
		TOTAL NET ASSETS - 100.0%	$ 2,321,715

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.
(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $2,151,901 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 160,147
		Unrealized Depreciation:	(4,233)
		Net Unrealized Appreciation:	$ 155,914

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2013 (Unaudited)

	Astor Active Income	Astor Long/Short	Astor S.T.A.R.
	ETF Fund	ETF Fund	ETF Fund
ASSETS
Investment securities:
At cost	$ 531,057	$ 33,234,032	$ 2,151,901
At value	$ 536,935	$ 34,601,252	$ 2,307,815
Receivable due from Advisor	25,691	-	14,457
Dividends and interest receivable	5	116	1
Prepaid expenses and other assets	310	33,838	21,505
TOTAL ASSETS	562,941	34,635,206	2,343,778

LIABILITIES
Fees payable to other affiliates	26,584	26,055	8,824
Distribution (12b-1) fees payable	1,121	-	480
Investment advisory fees payable	-	31,131	-
Payable for Fund shares redeemed	-	199,794	-
Accrued expenses and other liabilities	12,832	16,864	12,759
TOTAL LIABILITIES	40,537	273,844	22,063
NET ASSETS	$ 522,404	$ 34,361,362	$ 2,321,715

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 514,215	$ 35,992,500	$ 2,155,655
Accumulated net investment income (loss)	(36)	109,585	610
Accumulated net realized gain (loss) from security transactions	2,347	(3,107,943)	9,536
Net unrealized appreciation of investments	5,878	1,367,220	155,914
NET ASSETS	$ 522,404	$ 34,361,362	$ 2,321,715

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
January 31, 2013 (Unaudited)

	Astor Active Income	Astor Long/Short	Astor S.T.A.R.
	ETF Fund	ETF Fund	ETF Fund
Net Asset Value Per Share:
Class C Shares:
Net Assets	$ 31,851	$ 7,892,672	$ 44,789
Shares of beneficial interest outstanding	3,073	781,672	3,848
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ 10.40	$ 10.10	$ 11.64

Class I Shares:
Net Assets	$ -	$ 19,775,249	$ -
Shares of beneficial interest outstanding	-	1,922,262	-
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ -	$ 10.29	$ -

Class R Shares:
Net Assets	$ -	$ 6,377,160	$ -
Shares of beneficial interest outstanding		621,265
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ -	$ 10.26	$ -

Class A Shares:
Net Assets	$ 490,553	$ 316,281	$ 2,276,926
Shares of beneficial interest outstanding	47,152	30,765	194,547
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share	$ 10.36	$ 10.28	$ 11.70
Offering price per share (4.75% sales charge)	$ 10.92	$ 10.79	$ 12.28

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2013 (Unaudited)

	Astor Active Income	Astor Long/Short	Astor S.T.A.R.
INVESTMENT INCOME	ETF Fund	ETF Fund	ETF Fund
Dividends	$ 6,779	$ 443,070	$ 14,894
Interest	2	874	6
TOTAL INVESTMENT INCOME	6,781	443,944	14,900

EXPENSES
Investment advisory fees	1,228	178,382	4,461
Distribution (12b-1) fees, Class C shares	76	51,574	83
Distribution (12b-1) fees, Class R shares	-	5,161	-
Distribution (12b-1) fees, Class A shares	420	196	1,094
Transfer agent fees	20,669	40,833	804
Administrative services fees	20,165	20,508	18,445
Accounting services fees	15,627	22,724	12,569
Professional fees	9,358	14,072	9,108
Trustees fees and expenses	2,747	2,747	2,747
Custodian fees	2,514	2,714	2,502
Registration fees	1,472	30,430	-
Compliance officer fees	604	14,076	604
Insurance expense	546	252	-
Printing and postage expenses	502	8,856	502
Other expenses	1,533	4,698	1,457
TOTAL EXPENSES	77,461	397,223	54,376

Less: Fees waived or reimbursed by the Advisor	(75,294)	(117,322)	(47,556)

NET EXPENSES	2,167	279,901	6,820
NET INVESTMENT INCOME	4,614	164,043	8,080

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from security transactions	2,644	1,046,131	14,587
Net change in unrealized appreciation (depreciation) of investments	(1,408)	133,539	152,293
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,236	1,179,670	166,880

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$ 5,850	$ 1,343,713	$ 174,960

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Active	Astor Active
	Income ETF Fund	Income ETF Fund
	For the Six
	Months Ended	For the
	January 31, 2013	Period Ended
	(Unaudited)	July 31, 2012 *

FROM OPERATIONS
Net investment Income	$ 4,614	$ 1,276
Net realized gain from security transactions	2,644	633
Net change in unrealized appreciation (depreciation) of investments	(1,408)	7,286
Net increase in net assets resulting from operations	5,850	9,195

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(899)	-
From net investment income
Class C	(196)	(25)
Class A	(4,454)	(1,283)
From distributions to shareholders	(5,549)	(1,308)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	30,000	8,000
Class A	239,411	236,482
Distributions Reinvested
Class C	92	25
Class A	5,269	1,280
Cost of Shares Redeemed
Class C	(6,278)	-
Class A	(65)	-
Net increase in net assets from shares of beneficial interest	268,429	245,787

TOTAL INCREASE IN NET ASSETS	268,730	253,674

NET ASSETS
Beginning of Period	253,674	-
End of Period ^	$ 522,404	$ 253,674
^Includes accumulated net investment loss of:	$ (36)	$ -

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Active	Astor Active
	Income ETF Fund	Income ETF Fund
	For the Six
	Months Ended	For the
	January 31, 2013	Period Ended
	(Unaudited)	July 31, 2012*

SHARE ACTIVITY
Class C:
Shares Sold	2,871	796
Shares Reinvested	9	3
Shares Redeemed	(606)	-
Net increase in shares of beneficial interest outstanding	2,274	799

Class A:
Shares Sold	23,028	23,499
Shares Reinvested	507	125
Shares Redeemed	(6)	-
Net increase in shares of beneficial interest outstanding	23,529	23,624

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Long/Short ETF Fund
	For the Six
	Months Ended	For the
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012

FROM OPERATIONS
Net investment Income	$ 164,043	$ 50,348
Net realized gain (loss) from security transactions	1,046,131	(4,211,973)
Distributions of long term capital gains from underlying investment companies	-	7,018
Net change in unrealized appreciation of investments	133,539	1,054,093
Net increase (decrease) in net assets resulting from operations	1,343,713	(3,100,514)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class C	-	(365,568)
Class I	(47,462)	(620,642)
Class R	(6,675)	(176,090)
Class A	(322)	(123)
From return of capital
Class A	-	(125)
Class I	-	(116,229)
Class R	-	(12,332)
From distributions to shareholders	(54,459)	(1,291,109)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	1,222,335	4,513,659
Class I	5,183,011	10,834,194
Class R	4,237,151	3,087,463
Class A	218,658	87,531
Distributions Reinvested
Class C		338,620
Class I	34,617	544,333
Class R	6,074	152,038
Class A	285	220
Cost of Shares Redeemed
Class C	(5,889,000)	(5,434,574)
Class I	(8,593,439)	(11,167,563)
Class R	(1,277,002)	(6,151,299)
Net increase (decrease) in net assets from shares of beneficial interest	(4,857,310)	(3,195,378)

TOTAL DECREASE IN NET ASSETS	(3,568,056)	(7,587,001)

NET ASSETS
Beginning of Period	37,929,418	45,516,419
End of Period *	$ 34,361,362	$ 37,929,418
*Includes accumulated net investment income of:	$ 109,585	$ -

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund
	For the Six
	Months Ended	For the
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012

SHARE ACTIVITY
Class C:
Shares Sold	124,830	451,592
Shares Reinvested	-	34,730
Shares Redeemed	(600,446)	(556,344)
Net decrease in shares of beneficial interest outstanding	(475,616)	(70,022)

Class I:
Shares Sold	522,664	1,081,900
Shares Reinvested	3,504	55,005
Shares Redeemed	(842,756)	(1,126,395)
Net increase in shares of beneficial interest outstanding	(316,588)	10,510

Class R:
Shares Sold	420,297	307,919
Shares Reinvested	615	15,393
Shares Redeemed	(124,197)	(626,322)
Net decrease in shares of beneficial interest outstanding	296,715	(303,010)

Class A:
Shares Sold	21,837	8,877
Shares Reinvested	29	22
Net increase in shares of beneficial interest outstanding	21,866	8,899

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor S.T.A.R.	Astor S.T.A.R.
	ETF Fund	ETF Fund
	For the Six
	Months Ended	For the
	January 31, 2013	Period Ended
	(Unaudited)	July 31, 2012 *

FROM OPERATIONS
Net investment income	$ 8,080	$ 458
Net realized income (loss) from security transactions	14,587	(238)
Net change in unrealized appreciation of investments	152,293	3,621
Net increase in net assets resulting from operations	174,960	3,841

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(4,815)	-
From net investment income:
Class C	(175)	(4)
Class A	(7,451)	(303)
From distributions to shareholders	(12,441)	(307)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	42,000	5,000
Class A	2,129,060	105,000
Distributions Reinvested
Class C	116	4
Class A	11,786	303
Cost of Shares Redeemed
Class C	(5,697)	-
Class A	(131,910)	-
Net increase in net assets from shares of beneficial interest	2,045,355	110,307

TOTAL INCREASE IN NET ASSETS	2,207,874	113,841

NET ASSETS
Beginning of Period	113,841	-
End of Period ^	$ 2,321,715	$ 113,841
^Includes accumulated net investment income of:	$ 610	$ 156

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor S.T.A.R.	Astor S.T.A.R.
	ETF Fund	ETF Fund
	For the Six
	Months Ended	For the
	January 31, 2013	Period Ended
	(Unaudited)	July 31, 2012 *

SHARE ACTIVITY
Class C:
Shares Sold	3,840	500
Shares Reinvested	11
Shares Redeemed	(51)	-
Net increase in shares of beneficial interest outstanding	3,800	500

Class A:
Shares Sold	191,537	10,492
Shares Reinvested	1,086	29
Shares Redeemed	(11,471)
Net increase in shares of beneficial interest outstanding	181,152	10,521

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Astor Active Income ETF Fund
	Class C			Class A
	Six Months Ended		Period Ended	Six Months Ended		Period Ended
	January 31, 2013		July 31,	January 31, 2013		July 31,
	(Unaudited)		2012 (1)	(Unaudited)		2012 (1)

Net asset value, beginning of period	$ 10.35		$ 10.00	$ 10.39		$ 10.00

Activity from investment operations:
Net investment income (2)	0.09		0.01	0.14		0.08
Net realized and unrealized
gain on investments	0.09		0.37	0.00		0.36
Total from investment operations	0.18		0.38	0.14		0.44

Less distributions from:
Net investment income	(0.11)		(0.03)	(0.14)		(0.05)
Net realized gains	(0.02)		-	(0.02)		-
Total distributions	(0.13)		(0.03)	(0.17)		(0.05)

Net asset value, end of period	$ 10.40		$ 10.35	$ 10.36		$ 10.39

Total return (3)(8)	1.36%		3.82%	1.73%		4.45%

Net assets, at end of period (000s)	$ 32		$ 8	$ 491		$ 245

Ratio of gross expenses to average
net assets (4)(5)(6)	40.71%		105.87%	39.96%		88.15%
Ratio of net expenses to average
net assets (5)(6)	1.85%	(9)	1.93%	1.10%	(9)	1.20%
Ratio of net investment income
to average net assets (5)(7)	1.81%		0.20%	2.67%		1.14%

Portfolio Turnover Rate (8)	36%		99%	36%		99%

(1)	The Astor Active Income ETF Fund commenced operations November 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8) Not annualized.
(9)	Effective November 28, 2012, the expense caps changed from 1.95% and 1.20% to 1.65% and 0.90% for classes C and A, respectively.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Astor Long/Short ETF Fund
		Class I
		Six Months Ended	Year Ended	Year Ended	Period Ended
		January 31, 2013	July 31,	July 31,	July 31,
		(Unaudited)	2012	2011	2010 (2)

Net asset value, beginning of period		$ 9.91	$ 10.87	$ 9.88	$ 10.00

Activity from investment operations:
	Net investment income (loss) (3)	0.06	0.05	0.01	(0.03)
	Net realized and unrealized
	gain (loss) on investments	0.34	(0.71)	1.01	(0.09)
Total from investment operations		0.40	(0.66)	1.02	(0.12)

Less distributions from:
	Net investment income	(0.02)	-	-	-
	Return of capital	-	(0.05)	(0.03)	-
	Net realized gains	-	(0.25)	-	-
Total distributions		(0.02)	(0.30)	(0.03)	-

Net asset value, end of period		$ 10.29	$ 9.91	$ 10.87	$ 9.88

Total return (4)		4.07%	(6.08)%	10.35%	(1.20)%	(9)

Net assets, at end of period (000s)		$ 19,775	$ 22,337	$ 24,393	$ 9,135

Ratio of gross expenses to average
	net assets (5)(7)	1.91%	1.80%	1.87%	4.40%	(6)
Ratio of net expenses to average
	net assets (7)	1.25%	1.41%	1.74%	2.01%	(6)
Ratio of net investment income (loss)
	to average net assets (8)	1.24%	0.49%	0.13%	(0.32)%	(6)

Portfolio Turnover Rate		52%	188%	157%	83%	(9)

(1)	The Astor Long/Short ETF Fund's Class C commenced operations March 12, 2010.
(2)	The Astor Long/Short ETF Fund's Class I commenced operations October 19, 2009.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	underlying investment companies in which the Fund invests.
(9)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Astor Long/Short ETF Fund
		Class C
		Six Months Ended	Year Ended	Year Ended	Period Ended
		January 31, 2013	July 31,	July 31,	July 31,
		(Unaudited)	2012	2011	2010 (1)

Net asset value, beginning of period		$ 9.75	$ 10.76	$ 9.84	$ 10.19

Activity from investment operations:
	Net investment income (loss) (3)	0.01	(0.05)	(0.10)	(0.03)
	Net realized and unrealized
	gain (loss) on investments	0.34	(0.71)	1.02	(0.32)
Total from investment operations		0.35	(0.76)	0.92	(0.35)

Less distributions from:
	Return of capital	-	-	-	-
	Net realized gains	-	(0.25)	-	-
Total distributions		-	(0.25)	-	-

Net asset value, end of period		$ 10.10	$ 9.75	$ 10.76	$ 9.84

Total return (4)		3.59%	(7.08)%	9.35%	(3.44)%	(9)

Net assets, at end of period (000s)		$ 7,893	$ 12,259	$ 14,276	$ 1,797

Ratio of gross expenses to average
	net assets (5)(7)	2.91%	2.80%	2.88%	4.05%	(6)
Ratio of net expenses to average
	net assets (7)	2.25%	2.42%	2.74%	2.74%	(6)
Ratio of net investment income (loss)
	to average net assets (8)	0.21%	(0.51)%	(0.95)%	(0.77)%	(6)

Portfolio Turnover Rate		52%	188%	157%	83%	(9)

(1)	The Astor Long/Short ETF Fund's Class C commenced operations March 12, 2010.
(2)	The Astor Long/Short ETF Fund's Class I commenced operations October 19, 2009.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Astor Long/Short ETF Fund
	Class R					Class A
	Six Months Ended	Year Ended	Year Ended	Period Ended		Six Months Ended		Period Ended
	January 31, 2013	July 31	July 31	July 31,		January 31, 2013		July 31
	(Unaudited)	2012 (7)	2011 (7)	2010 (1)		(Unaudited)		2012 (2)(7)

Net asset value, beginning of period	$ 9.89	$ 10.85	$ 9.86	$ 10.00		$ 9.91		$ 10.11

Activity from investment operations:
Net investment income (loss) (3)	0.05	0.03	(0.01)	(0.05)		0.05		0.02
Net realized and unrealized
gain (loss) on investments	0.34	(0.71)	1.01	(0.09)		0.34		0.04
Total from investment operations	0.39	(0.68)	1.00	(0.14)		0.39		0.06

Less distributions from:
Net investment income	(0.02)	-	-	-		(0.02)		-
Return of capital	-	(0.03)	(0.01)	-		-		(0.01)
Net realized gains	-	(0.25)	-	-		-		(0.25)
Total distributions	(0.02)	(0.28)	(0.01)	-		(0.02)		(0.26)

Net asset value, end of period	$ 10.26	$ 9.89	$ 10.85	$ 9.86		$ 10.28		$ 9.91

Total return (4)	3.92%	(6.31)%	10.15%	(1.40)%	(9)	3.93%	(9)	0.63%	(9)

Net assets, at end of period (000s)	$ 6,377	$ 3,245	$ 6,847	$ 1,350		$ 316		$ 88

Ratio of gross expenses to average
net assets (5)(7)	2.16%	2.02%	2.12%	4.64%	(6)	2.16%	(6)	2.26%	(6)
Ratio of net expenses to average
net assets (7)	1.50%	1.69%	1.99%	2.35%	(6)	1.50%	(6)	1.50%	(6)
Ratio of net investment income (loss)
to average net assets (8)	1.07%	0.21%	(0.05)%	(0.67)%	(6)	0.97%	(6)	0.35%	(6)

Portfolio Turnover Rate	52%	188%	157%	83%	(9)	52%	(9)	188%	(9)

(1)	The Astor Long/Short ETF Fund's Class R commenced operations October 19, 2009.
(2)	The Astor Long/Short ETF Fund's Class A commenced operations November 30, 2011
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(6) Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(9) Not annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Astor S.T.A.R. ETF Fund
		Class C			Class A
		Six Months Ended	Period Ended		Six Months Ended	Period Ended
		January 31, 2013	July 31,		January 31, 2013	July 31,
		(Unaudited)	2012 (1)		(Unaudited)	2012 (1)

Net asset value, beginning of period		$ 10.30	$ 10.00		$ 10.33	$ 10.00

Activity from investment operations:
	Net investment (2)	0.15	-	*	0.10	0.05
	Net realized and unrealized
	gain on investments	1.27	0.31		1.36	0.31
Total from investment operations		1.41	0.31		1.46	0.36

Less distributions from:
	Net investment income	(0.04)	(0.01)		(0.05)	(0.03)
	Net realized gains	(0.03)	-		(0.03)	-
Total distributions		(0.07)	(0.01)		(0.08)	(0.03)

Net asset value, end of period		$ 11.64	$ 10.30		$ 11.70	$ 10.33

Total return (3)(8)		13.76%	3.08%		14.12%	3.59%

Net assets, at end of period (000s)		$ 45	$ 5		$ 2,277	$ 109

Ratio of gross expenses to average
	net assets (4)(5)(6)	19.66%	139.86%		18.91%	138.74%
Ratio of net expenses to average
	net assets (5)(6)	2.25%	2.25%		1.50%	1.50%
Ratio of net investment income (loss)
	to average net assets (5)(7)	2.61%	(0.06)%		1.78%	0.67%

Portfolio Turnover Rate (8)		49%	86%		49%	86%

(1)	The Astor SP Growth ETF Fund commenced operations November 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.
*	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (Unaudited)

1.

ORGANIZATION

The Astor Active Income ETF Fund, the Astor Long/Short ETF Fund, and the Astor S.T.A.R. ETF Fund (formerly Astor SP Growth Fund)(the “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Astor Active Income ETF Fund seeks income and secondarily seeks capital preservation.  The Astor Long/Short ETF Fund seeks total return through a combination of capital appreciation and income.  The Astor S.T.A.R. ETF Fund seeks capital appreciation with less volatility than the equity market in general.  The Astor Long/Short ETF Fund commenced operations on October 19, 2009.  The Astor Active Income ETF Fund and the Astor S.T.A.R. ETF Fund commenced operations on November 30, 2011.

The Astor Long/Short ETF Fund currently offers Class I, Class R, Class C shares and Class A shares. Class I, Class R and Class C are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.  The Astor Active Income ETF Fund and the Astor S.T.A.R. ETF Fund each currently offer Class A and Class C shares.  Class C shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Funds’ assets and liabilities measured at fair value:

Astor Active Income ETF Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 526,043	$ -	$ -	$ 526,043
Short-Term Investments	10,892	-	-	10,892
Total	$ 536,935	$ -	$ -	$ 536,935

Astor Long/Short ETF Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 32,662,126	$ -	$ -	$ 32,662,126
Short-Term Investments	1,939,126	-	-	1,939,126
Total	$ 34,601,252	$ -	$ -	$ 34,601,252

Astor S.T.A.R. ETF Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,258,052	$ -	$ -	$ 2,258,052
Short-Term Investments	49,763	-	-	49,763
Total	$ 2,307,815	$ -	$ -	$ 2,307,815

The Funds did not hold any level 3 securities during the period.

There were no transfers into and out of Levels during the current period presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Long/Short ETF Fund and the Astor S.T.A.R. ETF Fund and declared and paid monthly for the Astor Active Income ETF Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLP. Investment income and return of capital is recorded based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes –Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011, Astor Long/Short ETF Fund only), or expected to be taken in the Funds’ 2012 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the six months ended January 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $406,422 and $129,489, respectively, for Astor Active Income ETF Fund,  $17,558,128 and $22,672,560, respectively, for Astor Long/Short ETF Fund and $2,393,197 and $409,407, respectively, for Astor S.T.A.R. ETF Fund.

4.

INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. Astor Asset Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% for each of the Astor Long/ Short ETF Fund and Astor S.T.A.R. ETF Fund’s average daily net assets and 0.70% of the Astor Active Income ETF Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.25%, 1.50%, 1.50% and 2.25% per annum of the Astor Long/Short ETF Fund’s average daily net assets for Class I, Class R, Class A and Class C shares respectively, 0.90%, and 1.65%, per annum of the Astor Active Income Fund’s average daily net assets for Class A and Class C shares, respectively, 1.50%, and 2.25% per annum of the Astor S.T.A.R. ETF Fund’s average daily net assets for Class A and Class C shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation.  If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Fund(s) shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

During the six months ended January 31, 2013, the Advisor waived fees of $75,294, $117,322, and $47,556 for the Astor Active Income Fund, Astor Long/Short ETF Fund, and the Astor S.T.A.R. ETF Fund, respectively.  As of July 31, 2012, the Advisor has $316,435 of waived/reimbursed expenses of the Astor Long/Short ETF Fund that may be recovered no later than July 31 of the years indicated below:

2013	2014	2015
$114,929	$36,213	$165,293

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class R shares and Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class I, Class R Class C and Class A shares.   The Distributor is an affiliate of GFS.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

	Fiscal Year Ended July 31, 2012				Fiscal Year Ended July 31, 2011
	Ordinary	Long-Term	Return of		Ordinary	Long-Term
	Income	Capital Gain	Capital	Total	Income	Capital Gain	Total
Astor Active income ETF Fund	$ 1,308	$ -	$ -	$ 1,308	$ -	$ -	$ -
Astor Long/Short ETF Fund	658,903	503,520	128,686	1,291,109	49,220	-	49,220
Astor SP Growth ETF Fund	307	-	-	307	-	-	-

As of July 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Post October & Late Year Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)

Astor Active Income ETF Fund	$ 602	$ -	$ -	$ -	$ 7,286	$ 7,888
Astor Long/Short ETF Fund	-	-	(2,036,305)	(2,064,399)	1,180,311	(2,920,393)
Astor SP Growth ETF Fund	156	-	(237)	-	3,621	3,540

The differences between book basis and tax basis unrealized appreciation and accumulated net realized gain/(loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and partnership adjustments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Fund incurred and elected to defer such capital losses as follows:

Capital
Losses
Astor Long/Short ETF Fund	$ 2,064,399

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At July 31, 2012, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Astor Long/Short ETF Fund	$ 2,036,305	$ -	$ 2,036,305	Non-Expiring
Astor SP Growth ETF Fund	237	-	237	Non-Expiring

Permanent book and tax differences primarily attributable to non-operating losses, non-deductible expenses, reclassification of ordinary income distribution, grantor trust and partnership adjustments, resulted in reclassification for the Fund for the period ended July 31, 2012 as follows:

	Paid	Undistributed	Accumulated Net
	in	Net Investment	Realized Gain/(Loss)
	Capital	Income	from Security Transactions
Astor Active Income ETF Fund	$ (1)	$ 32	$ (31)
Astor Long/Short ETF Fund	(129,607)	77,747	51,860
Astor SP Growth ETF Fund	(6)	5	1

6.

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2013, Charles Schwab & Co., Inc. held 35% of Astor Active Income, for the sole benefit of its customers and may be deemed to control the Fund. As of January 31, 2013, Astor Asset Management LLC, held 64% of Astor S.T.A.R. ETF for the sole benefit of its customers and may be deemed to control the Fund.

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

7.

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact the amendment may have on the Funds financial statements.

8.

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

The Astor Funds

Expense Examples

January 31, 2013 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period(a)	Ending Account Value 1/31/13	Expenses Paid During Period

Astor Active Income ETF Fund – Class C	1.85%	$1,000.00	$1,013.60	$9.39	$1,015.88	$ 9.40
Astor Active Income ETF Fund – Class A	1.10%	$1,000.00	$1,017.30	$5.59	$1,019.66	$ 5.60
Astor Long/Short ETF Fund – Class C	2.25%	$1,000.00	$1,035.90	$11.55	$1,013.86	$ 11.42
Astor Long/Short ETF Fund – Class I	1.25%	$1,000.00	$1,040.70	$6.43	$1,018.90	$ 6.36
Astor Long/Short ETF Fund – Class R	1.50%	$1,000.00	$1,039.20	$7.71	$1,017.64	$ 7.63
Astor Long/Short ETF Fund – Class A	1.50%	$1,000.00	$1,039.30	$7.71	$1,017.64	$ 7.63
Astor S.T.A.R. ETF Fund – Class C	2.25%	$1,000.00	$1,137.60	$12.12	$1,013.86	$ 11.42
Astor S.T.A.R. ETF Fund – Class A	1.50%	$1,000.00	$1,141.20	$8.10	$1,017.64	$ 7.63

(a)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

The Astor Funds

SUPPLEMENTAL INFORMATION

January 31, 2013 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

Astor Long Short ETF Fund (Adviser – Astor Asset Management, LLC)*

In connection with the regular meeting held on November 14, 2012 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Astor Asset Management, LLC (the “Adviser”) and the Trust, on behalf of Astor Long Short ETF Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

Trust Counsel assisted the Trustees throughout the Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and used their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the Adviser’s responsiveness with respect to compliance related matters, and noted that the Trust’s CCO had expressed his confidence in the Adviser’s CCO.  They noted that the Fund had undergone an SEC exam in September and was awaiting the exit interview, but that the Adviser had indicated that the exam seemed to be relatively routine.  The Board noted that the Adviser indicated that it does not attempt to manage a strategy that is traditionally hedged, but rather utilizes inverse exposure in an attempt to adjust the portfolio beta, and looks at the correlation of asset classes to reduce exposure where necessary.  The Board considered that the Adviser has completed extensive research, as part of its ongoing enhancement of the strategy and the indicators used to generate investment signals.  The Board concluded that they were satisfied with the Adviser’s ongoing effort with respect to service.

Performance. The Board reviewed the performance of the Fund as compared to the performance of its peer group and Morningstar category averages, and noted its underperformance year to date and since inception.  They noted, however, that the Fund had outperformed its peer group average over the last 1 year period with returns of 3.02% and 2.9%, respectively.  As to the underperformance relative to the Morningstar category average, the Trustees noted that the Adviser had indicated that it believes, in general, it is challenging for the Fund to be appropriately matched to a Morningstar category because of the unique nature of the Fund’s strategy.  The Trustees considered the Adviser’s representation that the Fund’s recent underperformance may be attributed to its more defensive position, and as a result, the Fund missed some of the market gains in late 2011 and early 2012, but that the Adviser has been reviewing the strategy over the year and making some positive adjustments.

Fees and Expenses. The Trustees reviewed the Fund’s management fee and noted that it was 1.00%, which was below the average fee changed by Fund’s in its peer group at 1.3% and below the Morningstar category average that the Adviser considers to most closely reflect the Fund’s strategy at 1.13%.  They also noted that the fee is lower than the fee charged by the Adviser to its clients for its management of separately managed accounts at 2.00%.

Economies of Scale. The Trustees noted that the Adviser reported that it has been directing additional resources to its marketing efforts, and that the Fund’s shareholders will benefit from the economies of the Adviser’s investment in marketing.  The Board also noted that the Adviser had recently agreed to reduce the expense cap in place with respect to the Fund.  The Trustees concluded that these efforts were appropriate for a Fund of this size.

Profitability. The Trustees reviewed a profitability analysis provided by the Adviser and noted that, based on that information, the Adviser is not realizing a profit from its relationship with the Fund.  They again noted that the Adviser has indicated that it will not only continue the expense cap, but also reduce the levels thereunder.  The Board noted that, based on the information provided, the Adviser appears to be a viable financial entity despite the limited revenue from the Fund.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

The Astor Funds

SUPPLEMENTAL INFORMATION

January 31, 2013 (Unaudited)

SUBSEQUENT EVENTS NOTE

At a Special Meeting of Shareholders of the Astor Long/Short ETF Fund (“Astor L/S”), held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on Wednesday, December 15, 2011, shareholders of record at the close of business on January 9, 2011 voted to approve the following proposals:

Proposal 1: To approve a new Investment Management Agreement between the Trust and Astor Asset Management, LLC.

Shares Voted

Shares Voted Against

   In Favor

      or Abstentions

    764,938

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

INVESTMENT ADVISOR

Astor Asset Management, LLC

111 S. Wacker Drive, Suite 3950

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/10/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/10/13